LONG TERM DEBT (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 07, 2022	Nov. 24, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 10, 2022
Debt Instrument [Line Items]
Issuance of notes payable		$ 35,474,000
Debt issuance costs other						$ 4,032,000
Long term debt			$ 77,114,000		75,855,000
Paid in kind interest			1,260,000	$ 1,238,000	4,938,000	1,192,000
Unamortized debt discount					$ 56,172,000
Debt Instrument, Unamortized Discount			$ 55,277,000
Penny Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase shares			2,593,056		2,593,056
Warrants 10 [Member]
Debt Instrument [Line Items]
Warrants to purchase shares			1,600,000		1,600,000		457,142
Share price			$ 10		$ 10
Term Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment of debt installment					$ 5,275,000
Term Loan Agreement [Member] | Penny Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase shares			2,593,056		2,593,056
Term Loan Agreement [Member] | Warrants 10 [Member]
Debt Instrument [Line Items]
Warrants to purchase shares			1,600,000		1,600,000
Share price			$ 10		$ 10
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Loan principal amount	$ 75,000,000
Debt instrument, amortization percentage	5.00%
Debt instrument, amortization amount	$ 937,500
Debt instrument, amortization period	24 months
Basis spread on variable rate	13.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Until April 1 2023 [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	7.00%
Variable rate, payable in kind	6.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	7.00%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Variable rate, payable in cash	11.50%
Variable rate, payable in kind	4.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	13.50%
Variable rate, payable in kind	6.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	13.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Until April 1 2023 [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	7.00%
Variable rate, payable in kind	6.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | After April 1, 2023 Until October 1, 2024 [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	7.00%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Variable rate, payable in cash	11.50%
Variable rate, payable in kind	4.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	13.50%
Variable rate, payable in kind	6.50%
Senior Notes [Member]
Debt Instrument [Line Items]
Loan principal amount		45,000,000
Debt instrument, insured amount		45,000,000
Gross proceeds from notes		45,000,000
Deposits in reserve accounts		3,188,000
Expenses withdrawn from gross proceeds		6,338,000
Prepaid policy premiums amount		4,725,000
Prepaid loan monitoring fee		60,000
Debt issuance costs other		$ 1,553,000
Interest rate stated percentage		5.50%
Debt instrument, late fee		$ 50
Debt instrument, default interest rate		5.00%
Date of first installment to be paid		Dec. 01, 2022
Number of equal installments of principal to be paid		twenty four
Periodic payment, principal		$ 1,875,000
Maturity date		Nov. 01, 2024
Interest expense debt, excluding amortization						1,873,000
Amortization of debt issuance costs						1,783,000
Senior Notes [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Loan principal amount			$ 69,725,000		$ 69,725,000	75,000,000
Interest expense debt, excluding amortization			3,701,000	3,496,000	14,272,000	3,195,000
Amortization of debt issuance costs			894,000	$ 219,000	1,471,000	38,000
Long term debt			21,837,000		19,683,000	19,242,000
Paid in kind interest			7,389,000		6,130,000	1,192,000
Unamortized debt discount					56,172,000	$ 56,950,000
Debt Instrument, Unamortized Discount			$ 55,277,000		$ 56,172,000